Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
As of December 31, 2022, our major related parties were affiliated companies over which we held significant influence. They included the Sonadrill and Gulfdrill joint ventures and Paratus Energy Services Ltd. ("PES") (formerly NSNCo), in which we held a 35% interest. PES, a consolidated subsidiary of Seadrill until January 2022, owns 100% of SeaMex, which is also a related party, and a 50% interest in Seabras Sapura, which was also a related party for periods before January 2022. Aquadrill (formerly Seadrill Partners) was also an affiliated company until May 2021, and revenues from services provided to Aquadrill before that time are included in the Predecessor period of this note.
Prior to emerging from Chapter 11 proceedings on February 22, 2022, our main related parties also included companies who were either controlled by or whose operating policies were significantly influenced by Hemen, who was a major shareholder of the Predecessor Company. On emergence, Hemen's equity interest in Seadrill substantially decreased, and as a result, companies who were either controlled by or whose policies were significantly influenced by Hemen are no longer related parties. These include SFL, Northern Ocean, Northern Drilling, Archer, Frontline, and Seatankers.
Seadrill sold its remaining interest in PES on February 24, 2023. As a result, PES and SeaMex are no longer related parties. In connection with the sale, on March 14, 2023, Seadrill also provided each of PES and SeaMex Holdings with a termination notice regarding (i) the Paratus MSA and (ii) the SeaMex MSA, respectively. The Paratus MSA will terminate effective July 12, 2023; and the SeaMex MSA will terminate effective September 10, 2023. We do not believe these terminations will have a material effect on the financial condition of the Company.
In the following sections we provide an analysis of transactions with related parties and balances outstanding with related parties.
Related party revenue
The below table provides an analysis of related party revenues for periods presented in this report.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Management fee revenues (a)	174	12	98	135
Reimbursable revenues (b)	12	3	65	148
Leasing revenues (c)	24	4	26	19
Other (d)	6	—	—	3
Total related party operating revenues	216	19	189	305
(a) Seadrill has provided management and administrative services to Sonadrill, SeaMex, and PES, and operational and technical support services to SeaMex and Sonadrill. These services were charged to our affiliates on a cost-plus mark-up or dayrate basis. Additionally, in the Predecessor period, we provided similar services to Aquadrill and Northern Ocean.
(b) Seadrill recognized reimbursable revenues from Sonadrill for project work on Libongos, Quenguela, and West Gemini rigs. Additionally, in the Predecessor period, Seadrill recognized reimbursable revenues from Northern Ocean for work performed to mobilize the West Mira and West Bollsta.
(c) Lease revenues earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
(d) On July 1, 2022, Seadrill novated their drilling contract for the West Gemini in Angola to the Sonadrill joint venture and leased the West Gemini to Sonadrill for the duration of that contract and the follow-on contract, entered into directly by Sonadrill, at a nominal charter rate, based on a commitment made under the terms of the joint venture agreement. At the commencement of the lease, we recorded a liability representing the fair value of the lease commitment which we amortize as other revenue, on a straight-line basis, over the lease term.
Related party operating expenses
The below table provides an analysis of related party operating expenses for periods presented in this report.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
West Bollsta lease (e)	—	—	(57)	(10)
West Hercules lease (f)	—	(3)	(10)	—
Other related party operating expenses (g)	—	—	(3)	(2)
Total related party operating expenses	—	(3)	(70)	(12)
(e) Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean in 2020. During 2021, the charter was amended to cancel the drilling of the 10th well. Following emergence from Chapter 11 proceedings, Northern Ocean is no longer a related party. Refer to Note 22 - "Leases" for details.
(f) Seadrill incurred operating lease expense related to its lease of the West Hercules following a lease modification in August 2021 which resulted in the lease being reclassified as an operating lease rather than a finance lease. Refer to Note 22 - "Leases" for details. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.
(g) We received services from certain other related parties. These included management and administrative services from Frontline, warehouse rental from Seabras Sapura and other services from Archer and Seatankers. Following emergence from Chapter 11 proceedings, these companies are no longer related parties.
Related party financial items
In 2021, Seadrill recognized $1 million of interest income on a $8 million "Minimum Liquidity Shortfall" loan issued to SeaMex which was subsequently repaid. In both 2020 and 2022, there were no related party financial items.
Related party receivable balances
The below table provides an analysis of related party receivable balances for periods presented in this report.

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Related party loans and interest (h)	—	9
Trading balances (i)	28	20
Allowance for expected credit loss (j)	(1)	(1)
Total related party receivables	27	28
Of which:
Amounts due from related parties - current	27	28
Amounts due from related parties - non-current	—	—
Total amounts due from related parties	27	28
(h) Seadrill provided a "Minimum Liquidity Shortfall" loan to SeaMex, which earned interest at 6.5% plus 3-month US LIBOR. The loan was fully settled in March 2022.
(i) Trading balances are comprised of receivables from Gulfdrill for lease income, which relates to charter fees for the three jackup rigs Seadrill provided to the joint venture and amounts due from SeaMex and Sonadrill for related party management and crewing fees. Per our contractual terms, these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance.
(j) Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update 2016-13 - Measurement of Credit Losses on Financial Instruments. Refer to Note 6 – "Current expected credit losses" for details.
The below table provides an analysis of the receivable balance:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Gulfdrill	9	13
Sonadrill	17	4
PES/SeaMex	2	12
Gross amount receivable	28	29
Less: CECL allowance	(1)	(1)
Receivable net of CECL allowance	27	28
Related party payable balances
The below table provides an analysis of related party payable balances for periods presented in this report.

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Liabilities from Seadrill to SFL (k)	—	503
Total related party liabilities	—	503
Of which:
Amounts due to related parties - current	—	—
Liabilities subject to compromise	—	503
(k) On filing for Chapter 11, our prepetition related party payables were reclassified to Liabilities subject to compromise ("LSTC") in our Consolidated Balance Sheets at December 31, 2021 (Predecessor). Upon emergence from Chapter 11 proceedings in February 2022, all LSTC balances were extinguished with a gain on settlement recognized in "Reorganization items, net". For further information refer to Note 5 - "Fresh Start Accounting". Following emergence from Chapter 11 proceedings, SFL is no longer a related party.
The following table provides a summary of the lease liabilities to SFL as at December 31, 2022 (Successor) and December 31, 2021 (Predecessor).

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
West Taurus lease liability	—	345
West Linus lease liability	—	158
Total lease liabilities to SFL	—	503
The lease on the West Taurus was rejected through the bankruptcy court which resulted in a remeasurement of the liability to its expected claim value, which was extinguished on emergence from Chapter 11. The West Linus leases was modified during February 2022 with the associated liabilities being derecognized at the point of lease amendment.
Other related party transactions
We have made guarantees over performance to end customers on behalf of Sonadrill. We have not recognized a liability for any of these guarantees as we do not consider it to be probable that the guarantees would be called.